Stock options (Tables)	12 Months Ended
Aug. 31, 2021
Stock Options
Disclosure of Detailed Information About Number and Weighted Average Exercise Prices of Share Options

		Weighted-average
	Number of stock options	Exercise price	Grant-date fair value	Remaining contractual term
	#	$	$	(yrs.)

Balance, Aug. 31, 2019	6,971	166.20	49.86	5.84
Issued on acquisition of UMG	16,606	63.30	2.32
Issued on acquisition of Frankly	64,659	9.22	5.07
Granted	169,995	7.91	4.38
Expired/Cancelled	(5,110)	185.97	55.79
Balance, Aug 31, 2020	253,121	12.73	4.39	4.31

Balance, August 31, 2020	253,121	12.73	4.39	4.31
Granted	487,466	11.77	8.16
Issued on exercise of options	(20,833)	7.91	4.38
Expired/Cancelled	(26,816)	27.20	6.51
Balance, Aug 31, 2021	692,938	11.64	7.06	4.46

Exerciseable as at Aug 31, 2021	209,950	13.01	4.30	2.35

Disclosure of Detailed Information About Options Issued and Outstanding

The following tables reflect the stock options issued and outstanding as of August 31, 2021:

Expiry date	Outstanding options	CAD	Weighted average exercise price USD	Weighted average remaining contractual term (Years)
December 10, 2021	1,564	93.30	71.84	0.28
June 30, 2022	4,428	153.45	118.15	0.83
April 1, 2023	84,165	11.25	7.91	1.58
October 31, 2023	64,997	11.25	7.91	2.17
January 29, 2025	46	106.50	76.43	3.42
August 25, 2025	340	106.50	76.43	3.99
September 23, 2025	11	106.50	76.43	4.07
February 10, 2026	1,443	106.50	76.43	4.45
May 19, 2026	4	106.50	76.43	4.72
May 23, 2026	9	106.50	76.43	4.73
June 24, 2026	375,188	15.04	12.21	4.82
July 1, 2026	10,000	14.87	12.00	4.84
July 2, 2026	57,762	15.08	12.21	4.84
August 20, 2026	32,500	7.78	6.05	4.97
March 3, 2027	1,256	106.50	76.43	5.51
July 31, 2027	159	106.50	76.43	5.92
November 3, 2027	133	106.50	76.43	6.18
November 7, 2029	46,251	7.50	5.38	8.19
April 20, 2030	666	7.05	5.06	8.64
December 2, 2030	1,333	9.50	7.38	9.26
June 14, 2031	10,683	14.20	11.69	9.79
	692,938	14.86	11.64	4.46